Subsequent Event - Rowland Coffee Acquisition (Details) (Acquisition [Member], USD $) In Millions	12 Months Ended
	Apr. 30, 2012	May 16, 2011	Dec. 31, 2010
Acquisition [Member]
Subsequent Event - Rowland Coffee Acquisition (Textuals) [Abstract]
Cost of Acquired Entity		$ 360.0
Net sales generated by the acquired company			110.0
Borrowings under revolving credit facility	$ 180.0